Summary of Significant Accounting Policies - Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	1
Long-Lived Assets	$ 30,156	$ 32,912
EMEA [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	20,691	26,595
Americas [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	8,024	5,712
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 1,441	$ 605